UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2002

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Joseph Parker & Company, Inc.
Address:   330 North Broad Street, Suite A
           Thomasville, GA 31792

13F File Number: 028-05457

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   John Mark Parker
Title:  President and Chief Executive Officer
Phone:  229-226-4715
Signature, Place, and Date of Signing:

   John Mark Parker, Thomasville, Georgia    May 13, 2002

Report Type (Check only one):

[X]  13F HOLDINGS REPORT

[ ]  13F NOTICE

[ ]  13F COMBINATION REPORT

               FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   44

Form 13F Information Table Value Total:   $113,696

List of Other Included Managers: None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AOL Time Warner Inc            COM              00184A105      778 32885.00 SH       SOLE                 31185.00           1700.00
Agilent Technologies           COM              00846U101     2364 67624.00 SH       SOLE                 63124.00           4500.00
American SuperConductor        COM              030111108     1007 133325.00SH       SOLE                123825.00           9500.00
Anadarko Petroleum Corp        COM              032511107     3785 67055.00 SH       SOLE                 62655.00           4400.00
BP p.l.c. ADR                  ADR              055622104     1438 27083.00 SH       SOLE                 27083.00
Bellsouth Corp                 COM              079860102     1754 47580.00 SH       SOLE                 45280.00           2300.00
Campbell Soup Company          COM              134429109      539 20100.00 SH       SOLE                 19100.00           1000.00
Caterpillar, Inc               COM              149123101     5986 105300.00SH       SOLE                 99400.00           5900.00
ChevronTexaco Corp             COM              166764100     2581 28593.00 SH       SOLE                 26693.00           1900.00
Cisco Systems, Inc.            COM              17275R102      449 26527.00 SH       SOLE                 23027.00           3500.00
Coca-Cola Company              COM              191216100     3565 68209.00 SH       SOLE                 61609.00           6600.00
Conagra Foods, Inc.            COM              205887102     1995 82275.00 SH       SOLE                 77775.00           4500.00
Dow Chemical                   COM              260543103     2808 85830.00 SH       SOLE                 82220.00           3610.00
Duke Energy Company            COM              264399106     5804 153535.00SH       SOLE                144135.00           9400.00
El Paso Corp                   COM              28336L109     2145 48710.00 SH       SOLE                 45610.00           3100.00
Emerson Electric               COM              291011104     5377 93688.00 SH       SOLE                 87688.00           6000.00
Exxon Mobil Corp               COM              30231G102     3504 79950.00 SH       SOLE                 75750.00           4200.00
Fuelcell Energy Inc            COM              35952H106     1128 71575.00 SH       SOLE                 71075.00            500.00
Genentech Inc                  COM              368710406      913 18100.00 SH       SOLE                 16600.00           1500.00
General Electric               COM              369604103     3084 82344.00 SH       SOLE                 74544.00           7800.00
Honeywell, Inc                 COM              438516106     3777 98700.00 SH       SOLE                 94100.00           4600.00
Idacorp                        COM              451107106     1227 30300.00 SH       SOLE                 28300.00           2000.00
Ingersoll-Rand Company Class A COM              G4776G101      650 13000.00 SH       SOLE                 12000.00           1000.00
Intel Corp                     COM              458140100     5076 166920.00SH       SOLE                156720.00          10200.00
International Rectifier        COM              460254105     4467 98375.00 SH       SOLE                 92375.00           6000.00
Johnson & Johnson              COM              478160104     2775 42720.00 SH       SOLE                 42720.00
Lilly, Eli & Co                COM              532457108     2313 30360.00 SH       SOLE                 28960.00           1400.00
Lucent Technology              COM              549463107      237 50058.00 SH       SOLE                 46558.00           3500.00
Merck & Co., Inc               COM              589331107     4491 77991.00 SH       SOLE                 72391.00           5600.00
Microsoft Corp                 COM              594918104      554  9190.00 SH       SOLE                  2790.00           6400.00
Minnesota Mining               COM              604059105     3718 32330.00 SH       SOLE                 30330.00           2000.00
Oracle Corp.                   COM              68389X105     1749 136672.00SH       SOLE                124672.00          12000.00
Pfizer, Inc                    COM              717081103     3810 95866.00 SH       SOLE                 88991.00           6875.00
Proctor & Gamble               COM              742718109     1762 19554.00 SH       SOLE                 18554.00           1000.00
Progress Energy Inc            COM              743263105      373  7453.00 SH       SOLE                  7453.00
Qualcomm, Inc.                 COM              747525103     3801 100990.00SH       SOLE                 94790.00           6200.00
Royal Dutch Petroleum Co.      ADR              780257804      239  4400.00 SH       SOLE                  4400.00
Schering-Plough Corp           COM              806605101      233  7455.00 SH       SOLE                  7455.00
Southern Co                    COM              842587107     3381 127625.00SH       SOLE                120125.00           7500.00
SunTrust Banks, Inc.           COM              867914103     5354 80232.00 SH       SOLE                 75232.00           5000.00
Synovus Financial Corp         COM              87161C105     1174 38522.00 SH       SOLE                 35222.00           3300.00
Texas Instruments              COM              882508104     4332 130885.00SH       SOLE                123085.00           7800.00
Verizon Communications         COM              92343V104     2837 61550.00 SH       SOLE                 58150.00           3400.00
Wells Fargo                    COM              949746101     4362 88300.00 SH       SOLE                 82800.00           5500.00